Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000004006
Shareholder Report [Line Items]
Fund Name	Emerging Europe Fund
Class Name	Investor Class
Trading Symbol	TREMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Europe Fund - Investor Class	$74	1.43%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.43%
AssetsNet	$ 49,320,000
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	2.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$49,320
Number of Portfolio Holdings	41

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	56.9%
Industrials & Business Services	14.3
Consumer Discretionary	14.1
Consumer Staples	4.4
Communication Services	4.1
Health Care	2.4
Real Estate	1.4
Materials	0.5
Energy	0.0
Other	1.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

OTP Bank	13.1%
National Bank of Greece	10.5
D-MARKET Elektronik Hizmetler ve Ticaret	8.9
Halyk Savings Bank of Kazakhstan	5.8
Eurobank Ergasias Services & Holdings	5.6
Powszechny Zaklad Ubezpieczen	4.6
BIM Birlesik Magazalar	4.4
Powszechna Kasa Oszczednosci Bank Polski	4.3
Haci Omer Sabanci Holding	4.1
InPost	3.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184316
Shareholder Report [Line Items]
Fund Name	Emerging Europe Fund
Class Name	I Class
Trading Symbol	TTEEX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Europe Fund - I Class	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
AssetsNet	$ 49,320,000
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	2.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$49,320
Number of Portfolio Holdings	41

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	56.9%
Industrials & Business Services	14.3
Consumer Discretionary	14.1
Consumer Staples	4.4
Communication Services	4.1
Health Care	2.4
Real Estate	1.4
Materials	0.5
Energy	0.0
Other	1.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

OTP Bank	13.1%
National Bank of Greece	10.5
D-MARKET Elektronik Hizmetler ve Ticaret	8.9
Halyk Savings Bank of Kazakhstan	5.8
Eurobank Ergasias Services & Holdings	5.6
Powszechny Zaklad Ubezpieczen	4.6
BIM Birlesik Magazalar	4.4
Powszechna Kasa Oszczednosci Bank Polski	4.3
Haci Omer Sabanci Holding	4.1
InPost	3.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225806
Shareholder Report [Line Items]
Fund Name	Emerging Europe Fund
Class Name	Z Class
Trading Symbol	TRZEX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Europe Fund - Z Class	$1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 49,320,000
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	2.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$49,320
Number of Portfolio Holdings	41

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	56.9%
Industrials & Business Services	14.3
Consumer Discretionary	14.1
Consumer Staples	4.4
Communication Services	4.1
Health Care	2.4
Real Estate	1.4
Materials	0.5
Energy	0.0
Other	1.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

OTP Bank	13.1%
National Bank of Greece	10.5
D-MARKET Elektronik Hizmetler ve Ticaret	8.9
Halyk Savings Bank of Kazakhstan	5.8
Eurobank Ergasias Services & Holdings	5.6
Powszechny Zaklad Ubezpieczen	4.6
BIM Birlesik Magazalar	4.4
Powszechna Kasa Oszczednosci Bank Polski	4.3
Haci Omer Sabanci Holding	4.1
InPost	3.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless